As filed with the Securities and Exchange Commission on May 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 95.5%
Capital Goods: 5.3%
12,200	Illinois Tool Works, Inc.	$1,249,768
10,500	Rockwell Automation, Inc.	1,194,375
		2,444,143
Consumer Durables & Apparel: 2.0%
11,000	Under Armour, Inc. *	933,130
Consumer Services: 5.2%
8,700	McDonald's Corp.	1,093,416
22,000	Starbucks Corp.	1,313,400
		2,406,816
Diversified Financials: 7.1%
4,400	Intercontinental-Exchange, Inc.	1,034,616
11,300	McGraw Hill Financial, Inc.	1,118,474
17,000	Northern Trust Corp.	1,107,890
		3,260,980
Food & Staples Retailing: 2.6%
7,700	Costco Wholesale Corp.	1,213,366
Food, Beverage & Tobacco: 2.4%
11,000	Pepsico, Inc.	1,127,280
Health Care Equipment & Services: 7.4%
24,000	Abbott Laboratories	1,003,920
11,475	AmerisourceBergen Corp.	993,161
11,100	UnitedHealth Group, Inc.	1,430,790
		3,427,871
Household & Personal Products: 7.4%
9,900	The Clorox Co.	1,247,994
15,300	Colgate-Palmolive Co.	1,080,945
11,800	Estée Lauder Companies, Inc. - Class A	1,112,858
		3,441,797
Materials: 5.1%
10,000	Ecolab, Inc.	1,115,200
11,300	PPG Industries, Inc.	1,259,837
		2,375,037
Media: 2.5%
11,750	The Walt Disney Co.	1,166,892
Pharmaceuticals, Biotechnology & Life Sciences: 7.0%
10,000	Celgene Corp. *	1,000,900
19,900	Merck & Co., Inc.	1,052,909
8,200	Thermo Fisher Scientific, Inc.	1,161,038
		3,214,847
Retailing: 5.6%
10,600	The Home Depot, Inc.	1,414,358
15,100	The TJX Companies, Inc.	1,183,085
		2,597,443

Semiconductors & Semiconductor Equipment: 2.4%
18,600	Analog Devices, Inc.	1,100,934
Software & Services: 23.3%
10,800	Accenture PLC	1,246,320
14,400	Adobe Systems, Inc. *	1,350,720
15,200	Akamai Technologies, Inc. *	844,664
975	Alphabet, Inc. - Class A *	743,828
777	Alphabet, Inc. - Class C *	578,826
12,700	Automatic Data Processing, Inc.	1,139,317
10,300	Facebook, Inc. *	1,175,230
24,000	Microsoft Corp.	1,325,520
28,500	PayPal Holdings, Inc. *	1,100,100
17,000	Visa, Inc.	1,300,160
		10,804,685
Technology Hardware & Equipment: 5.4%
19,000	Amphenol Corp.	1,098,580
13,000	Apple, Inc.	1,416,870
		2,515,450
Transportation: 4.8%
17,500	Canadian National Railway Co.	1,093,050
13,350	J.B. Hunt Transport Services, Inc.	1,124,604
		2,217,654
TOTAL COMMON STOCKS
(Cost $35,248,369)		44,248,325
SHORT-TERM INVESTMENTS: 4.5%
Money Market Fund: 4.5%
2,060,617	Invesco Short-Term Prime Portfolio - Institutional Class, 0.346% [1]	2,060,617
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,060,617)		2,060,617
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $37,308,986)		46,308,942
Liabilities in Excess of Other Assets: (0.0)%		(14,382)
TOTAL NET ASSETS: 100.0%		$46,294,560

*	Non-income producing security
[1]	Seven-day yield as of March 31, 2016

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$37,308,986

Gross unrealized appreciation	9,814,933
Gross unrealized depreciation	(814,977)
Net unrealized appreciation	$8,999,956

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$44,248,325	$-	$-	$44,248,325
Short-Term Investments	2,060,617	-	-	2,060,617
Total Investments	$46,308,942	$-	$-	$46,308,942

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 92.2%
Automobiles & Components: 2.4%
160,000	Dorman Products, Inc. *	$8,707,200
Banks: 2.3%
60,000	Signature Bank *	8,167,200
Capital Goods: 14.3%
40,000	Acuity Brands, Inc.	8,725,600
185,000	B/E Aerospace, Inc.	8,532,200
100,000	Graco, Inc.	8,396,000
65,000	Lennox International Inc.	8,787,350
75,000	The Middleby Corp. *	8,007,750
55,000	Snap-on, Inc.	8,634,450
		51,083,350
Commercial & Professional Services: 7.2%
90,000	Cintas Corp.	8,082,900
75,000	Equifax Inc.	8,571,750
195,000	Robert Half International, Inc.	9,083,100
		25,737,750
Consumer Durables & Apparel: 7.4%
80,000	Carter's, Inc.	8,430,400
200,000	G-III Apparel Group Ltd. *	9,778,000
80,000	Helen of Troy Ltd. *	8,295,200
		26,503,600
Consumer Services: 2.4%
195,000	Texas Roadhouse, Inc.	8,498,100
Diversified Financials: 4.7%
55,000	FactSet Research Systems, Inc.	8,334,150
180,000	Raymond James Financial, Inc.	8,569,800
		16,903,950
Energy: 2.4%
75,000	Core Laboratories N.V.	8,430,750
Food, Beverage & Tobacco: 2.4%
210,000	The Hain Celestial Group, Inc. *	8,591,100
Health Care Equipment & Services: 9.5%
55,000	The Cooper Companies, Inc.	8,468,350
50,000	Henry Schein, Inc. *	8,631,500
105,000	IDEXX Laboratories, Inc. *	8,223,600
150,000	ResMed, Inc.	8,673,000
		33,996,450
Household & Personal Products: 2.5%
95,000	Church & Dwight Co., Inc.	8,757,100
Materials: 2.4%
75,000	International Flavors & Fragrances, Inc.	8,532,750
Media: 2.4%
130,000	Scripps Networks Interactive, Inc. - Class A	8,515,000

Pharmaceuticals, Biotechnology & Life Sciences: 6.0%
103,834	Cambrex Corp. *	4,568,696
25,000	Mettler-Toledo International, Inc. *	8,619,000
130,000	PAREXEL International Corp. *	8,154,900
		21,342,596
Retailing: 2.3%
130,000	Foot Locker, Inc.	8,385,000
Semiconductor & Semiconductor Equipment: 2.4%
190,000	Linear Technology Corp.	8,466,400
Software & Services: 9.5%
38,000	Alliance Data Systems Corp. *	8,360,000
95,000	ANSYS, Inc. *	8,498,700
100,000	Jack Henry & Associates, Inc.	8,457,000
180,000	Synopsys, Inc. *	8,719,200
		34,034,900
Technology Hardware & Equipment: 7.3%
220,000	Cognex Corp.	8,569,000
85,000	F5 Networks, Inc. *	8,997,250
90,000	IPG Photonics Corp. *	8,647,200
		26,213,450
Transportation: 2.4%
100,000	J.B. Hunt Transport Services, Inc.	8,424,000
TOTAL COMMON STOCKS
(Cost $293,706,020)		329,290,646
REAL ESTATE INVESTMENT TRUSTS: 2.3%
100,000	Camden Property Trust	8,409,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $7,087,249)		8,409,000
SHORT-TERM INVESTMENTS: 7.5%
Money Market Funds: 7.5%
9,335,052	Invesco Short-Term Investments Treasury Portfolio - Institutional Class, 0.230% [1]	9,335,052
17,341,847	Invesco Short-Term Prime Portfolio - Institutional Class, 0.346% [1]	17,341,847
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,676,899)		26,676,899
TOTAL INVESTMENTS IN SECURITIES: 102.0%
(Cost $327,470,168)		364,376,545
Liabilities in Excess of Other Assets: (2.0)%		(7,223,662)
TOTAL NET ASSETS: 100.0%		$357,152,883

*	Non-income producing security
[1]	Seven-day yield as of March 31, 2016

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$327,414,285

Gross unrealized appreciation	46,392,506
Gross unrealized depreciation	(9,430,246)
Net unrealized appreciation	$36,962,260

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$329,290,646	$-	$-	$329,290,646
Real Estate Investment Trusts	8,409,000	-	-	8,409,000
Short-Term Investments	26,676,899	-	-	26,676,899
Total Investments	$364,376,545	$-	$-	$364,376,545

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 86.4%
Automobiles & Components: 4.7%
38,100	Volkswagen AG - ADR	$1,104,138
Banks: 4.6%
68,700	People's United Financial, Inc.	1,094,391
Capital Goods: 9.4%
34,200	General Electric Co.	1,087,218
18,300	United Rentals, Inc. *	1,138,077
		2,225,295
Consumer Services: 9.2%
15,800	Darden Restaurants, Inc.	1,047,540
46,700	Diamond Resorts International, Inc. *	1,134,810
		2,182,350
Food & Staples Retailing: 4.4%
182,800	SuperValu, Inc. *	1,052,928
Health Care Equipment & Services: 4.6%
7,000	Teleflex, Inc.	1,099,070
Media: 8.9%
38,300	Starz *	1,008,439
39,100	Twenty-First Century Fox, Inc.	1,090,108
		2,098,547
Pharmaceuticals, Biotechnology & Life Sciences: 4.5%
23,900	Zoetis, Inc.	1,059,487
Retailing: 4.3%
92,300	J.C. Penney Co., Inc. *	1,020,838
Semiconductors & Semiconductor Equipment: 4.7%
31,400	NVIDIA Corp.	1,118,782
Software & Services: 13.5%
35,100	Booz Allen Hamilton Holding Corp.	1,062,828
25,100	CyberArk Software Ltd. *	1,070,013
37,700	VeriFone Systems, Inc. *	1,064,648
		3,197,489
Technology Hardware & Equipment: 5.0%
7,250	Palo Alto Networks, Inc. *	1,182,765
Transportation: 8.6%
7,900	Canadian Pacific Railway Ltd.	1,048,251
95,200	Hertz Global Holdings, Inc. *	1,002,456
		2,050,707
TOTAL COMMON STOCKS
(Cost $19,483,537)		20,486,787
REAL ESTATE INVESTMENT TRUSTS: 9.9%
11,400	American Tower Corp.	1,167,018
3,605	Equinix, Inc.	1,192,209
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,743,964)		2,359,227

SHORT-TERM INVESTMENTS: 3.8%
Money Market Fund: 3.8%
900,747	Invesco Short-Term Prime Portfolio - Institutional Class, 0.346% [1]	900,747
TOTAL SHORT-TERM INVESTMENTS
(Cost $900,747)		900,747
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $22,128,248)		23,746,761
Liabilities in Excess of Other Assets: (0.1)%		(30,210)
TOTAL NET ASSETS: 100.0%		$23,716,551

ADR	American Depositary Receipt
*	Non-income producing security
[1]	Seven-day yield as of March 31, 2016

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$22,208,271

Gross unrealized appreciation	3,550,127
Gross unrealized depreciation	(2,011,637)
Net unrealized appreciation	$1,538,490

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,486,787	$-	$-	$20,486,787
Real Estate Investment Trusts	2,359,227	-	-	2,359,227
Short-Term Investments	900,747	-	-	900,747
Total Investments	$23,746,761	$-	$-	$23,746,761

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date May 25, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date May 26, 2016

* Print the name and title of each signing officer under his or her signature.